Note 1 - Description of Business and Recent Developments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Description of Business and Recent Developments

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a clinical-stage biotechnology company developing immunotherapies and vaccines against infectious diseases and cancers using novel vector vaccine platforms. GeoVax's product pipeline includes ongoing human clinical trials in COVID-
19
and head and neck cancer. Additional research and development programs include preventive vaccines against Zika Virus, hemorrhagic fever viruses (Ebola, Sudan, Marburg, and Lassa) and malaria, as well as immunotherapies for solid tumors. Certain of our vaccine development activities have been, and continue to be, financially supported by the U.S. Government. This support has been both in the form of research grants and contracts awarded directly to us, as well as indirect support for the conduct of preclinical animal studies and human clinical trials.

GEO-
CM04S1
License
-- In
November 2021,
GeoVax entered into a license agreement with City of Hope (the “COH License”), granting GeoVax exclusive rights to further develop and commercialize GEO-
CM04S1
(formerly referred to as
COH04S1
). GEO-
CM04S1,
a synthetic, attenuated modified vaccinia Ankara (sMVA) vector expressing Spike and Nucleocapsid antigens of the SARS-CoV-
2
virus, was initially developed at COH for immunocompromised patients.

GEO-
CM04S1
is being studied in an ongoing Phase
2
clinical trial to evaluate its safety and immunogenicity, compared to the Pfizer mRNA-based vaccine, in patients who have previously received either an allogeneic hematopoietic cell transplant, an autologous hematopoietic cell transplant or chimeric antigen receptor (CAR) T cell therapy. GEO-
CM04S1
is the only COVID-
19
vaccine that includes both SARS-CoV-
2
spike and nucleocapsid proteins to advance to a Phase
2
trial in cancer patients. Such vaccines also tend to produce an immune response quickly – in less than
14
days – with only mild side effects. The trial is also the
first
to compare an investigational multi-antigenic COVID-
19
vaccine to the current Food and Drug Administration (FDA)-approved mRNA vaccine from Pfizer/BioNTech in people who are immunocompromised. Such patients have often shown a weak antibody response after receiving currently available COVID-
19
vaccines.

In
December 2021,
patient enrollment began for the Phase
2
portion of a Phase
1/2
trial of GEO-
CM04S1,
to study its use as a universal booster vaccine to current FDA-approved vaccines. GeoVax believes that the GEO-
CM04S1
vaccine, when administered as a heterologous booster, will provide additional recognition elements to the immune system over a homologous boost from mRNA vaccines such as those developed by Moderna or Pfizer, which are directed only toward SARS-CoV-
2
Spike protein. The
COH04S1
vaccine's MVA backbone
may
be more effective at inducing COVID-
19
immunity since MVA strongly induces T cell responses even in a background of immunosuppression. In addition, GEO-
CM04S1
targeting of both Spike and Nucleocapsid antigens,
may
offer greater protection against the significant sequence variation observed with the Spike antigen.

Gedeptin
®
License
-- In
September 2021,
GeoVax entered into an Assignment and License Agreement with PNP Therapeutics, Inc. (the “PNP License), whereby GeoVax expanded its immuno-oncology pipeline and added a new technology platform through the acquisition of exclusive rights to Gedeptin®, a novel patented product for the treatment of solid tumors through a gene therapy strategy known as GDEPT (Gene-Directed Enzyme Prodrug Therapy). In GDEPT, a vector is used to selectively transduce tumor cells with a nonhuman gene, which expresses an enzyme that can convert a nontoxic prodrug into a potent antitumor compound. A Phase
1/2
clinical trial is currently enrolling to evaluate the safety and efficacy of repeat cycles of Gedeptin therapy in patients with recurrent head and neck squamous cell carcinoma (HNSCC), with tumors accessible for injection and no
curable treatment options. The FDA has granted Gedeptin Orphan Drug status for the treatment of HNSCC and the initial stage of the ongoing clinical trial is being funded by the FDA pursuant to its Orphan Products Clinical Trials Grants Program. GeoVax's license to Gedeptin includes rights to expand its use to all human diseases and/or conditions including, but not
limited to, cancers.

GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in the metropolitan Atlanta, Georgia area.